INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Schedule of detailed information about intangible assets

US$ MILLIONS	2025	2024
Cost	$19,935	$17,739
Accumulated amortization	(4,170)	(3,218)
Net intangible assets	$15,765	$14,521
Intangible assets are allocated to the following cash generating units:

US$ MILLIONS	2025	2024
North American residential infrastructure operation	$2,985	$3,006
Brazilian regulated gas transmission operation	2,510	2,299
Canadian diversified midstream operation	1,624	1,718
U.S. bulk fiber network(1)	1,516	—
North American rail operations	1,381	1,674
European residential infrastructure business	1,295	1,196
Brazilian electricity transmission operation(1)	1,152	1,023
Indian telecom tower operation	1,103	1,175
U.K. wireless infrastructure operation	585	549
Global intermodal logistics operations	570	577
North American retail colocation data center operations	454	454
U.K. port operation(2)	—	267
Other(3)	590	583
Total	$15,765	$14,521

(1)Refer to Note 7, Acquisition of Businesses, for further details
(2)Refer to Note 5, Disposition of Businesses, for further details
(3)Other intangibles are primarily comprised of customer contracts at our Canadian natural gas gathering and processing operation, Colombian natural gas distribution operation, natural gas operation in India and contracted order book at our U.K. regulated distribution operation.
Goodwill is allocated to the following cash generating units or group of cash generating units:

US$ MILLIONS	2025	2024
North American residential infrastructure business	$3,091	$3,050
U.S Bulk Fiber Network (1)	2,633	—
European residential infrastructure business	2,335	2,126
North American rail operations	2,099	2,099
U.S. refined products pipeline system (1)	1,979	—
Canadian diversified midstream operation	1,959	1,871
Global intermodal logistics operation	1,163	1,163
Canadian natural gas gathering and processing operation	701	669
U.S. colocation data center operation	669	503
Indian telecom tower operation	496	523
European hyperscale data center platform	476	721
Colombian natural gas distribution operation	472	404
Brazilian regulated gas transmission operation	463	411
U.K. wireless infrastructure operation	370	344
Other	304	217
Total	$19,210	$14,101

(1)See Note 7, Acquisition of Businesses, for additional information.

Schedule of reconciliation of changes in intangible assets and goodwill
The following table presents the change in the cost balance of intangible assets:

US$ MILLIONS	2025	2024
Cost at beginning of the year	$17,739	$18,622
Acquisitions through business combinations(1)	2,941	1,580
Additions	287	193
Assets reclassified as held for sale(2)	(1,738)	(109)
Assets held by subsidiaries disposed of during the period(3)	(310)	(17)
Non-cash additions (disposals)(4)	50	(1,053)
Foreign currency translation	966	(1,477)
Cost at end of year	$19,935	$17,739

(1)See Note 7, Acquisition of Businesses, for additional information.
(2)See Note 6. Assets and Liabilities Classified as Held for Sale, for additional information.
(3)Refer to Note 5, Disposition of Businesses, for further details.
(4)Non-cash disposals for the year ended December 31, 2024 principally relates to the deconsolidation of our Peruvian toll road operations. Refer to Note 34, Related Party Transactions, for further details.

The following table presents the accumulated amortization for Brookfield Infrastructure’s intangible assets:

US$ MILLIONS	2025	2024
Accumulated amortization at beginning of year	$(3,218)	$(2,777)
Non-cash disposals	45	68
Amortization	(910)	(824)
Disposals	24	—
Assets held by subsidiaries disposed during the period(1)	19	—
Held for sale	130	4
Foreign currency translation	(260)	311
Accumulated amortization at end of year	$(4,170)	$(3,218)

(1)Refer to Note 5, Disposition of Businesses, for further details.